Subsidiary guarantee information - Cash flow related (Details 4) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations		SFr (2,232)	SFr 9,834
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		126	56
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		(2,330)	786
Purchase of investment securities		(44)	(60)
Proceeds from sale of investment securities		7	9
Maturities of investment securities		192	213
Investments in subsidiaries and other investments		(887)	(378)
Proceeds from sale of other investments		831	591
(Increase)/decrease in loans		(5,208)	(2,083)
Proceeds from sale of loans		3,785	415
Capital expenditures for premises and equipment and other intangible assets		(473)	(582)
Proceeds from sale of premises and equipment and other intangible assets		1	53
Other, net		53	51
Net cash provided by/(used in) investing activities of continuing operations		(3,947)	(929)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		4,224	8,772
Increase/(decrease) in short-term borrowings		2,717	3,049
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(478)	(13,622)
Issuances of long-term debt		22,726	35,677
Repayments of long-term debt		(35,556)	(20,718)
Issuances of common shares		4,253	725
Sale of treasury shares		5,834	9,158
Repurchase of treasury shares		(6,445)	(9,301)
Dividends paid/capital repayments		(588)	(493)
Other, net		270	41
Net cash provided by/(used in) financing activities of continuing operations		(3,043)	13,288
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(1,607)	(472)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		(10,829)	21,721
Cash and due from banks at beginning of period	SFr 101,856	121,161	92,328
Cash and due from banks at end of period	110,332	110,332	114,049
Eliminations and consolidation adjustments
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations		29	(150)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		0	0
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0	0
Purchase of investment securities		1,677	0
Proceeds from sale of investment securities		0	0
Maturities of investment securities		0	0
Investments in subsidiaries and other investments		4,101	705
Proceeds from sale of other investments		0	8
(Increase)/decrease in loans		4,253	316
Proceeds from sale of loans		0	0
Capital expenditures for premises and equipment and other intangible assets		(1)	(1)
Proceeds from sale of premises and equipment and other intangible assets		(50)	0
Other, net		0	(2)
Net cash provided by/(used in) investing activities of continuing operations		9,980	1,026
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		(264)	(183)
Increase/(decrease) in short-term borrowings		0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		0	0
Issuances of long-term debt		(5,691)	(26)
Repayments of long-term debt		90	0
Issuances of common shares		0	0
Sale of treasury shares		5,834	8,835
Repurchase of treasury shares		(5,880)	(8,846)
Dividends paid/capital repayments		8	145
Other, net		(3,842)	(661)
Net cash provided by/(used in) financing activities of continuing operations		(9,745)	(736)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(1)	2
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		263	142
Cash and due from banks at beginning of period		(843)	(868)
Cash and due from banks at end of period	(580)	(580)	(726)
Group parent company
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations		(1,063)	(35)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		0	0
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0	0
Purchase of investment securities		(1,677)	0
Proceeds from sale of investment securities		0	0
Maturities of investment securities		0	0
Investments in subsidiaries and other investments		(4,101)	(710)
Proceeds from sale of other investments		0	0
(Increase)/decrease in loans		(3,725)	15
Proceeds from sale of loans		0	0
Capital expenditures for premises and equipment and other intangible assets		0	0
Proceeds from sale of premises and equipment and other intangible assets		0	0
Other, net		0	2
Net cash provided by/(used in) investing activities of continuing operations		(9,503)	(693)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		259	344
Increase/(decrease) in short-term borrowings		0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		0	0
Issuances of long-term debt		5,719	0
Repayments of long-term debt		0	0
Issuances of common shares		4,253	725
Sale of treasury shares		0	323
Repurchase of treasury shares		(565)	(455)
Dividends paid/capital repayments		(584)	(493)
Other, net		592	153
Net cash provided by/(used in) financing activities of continuing operations		9,674	597
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		700	(12)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		(192)	(143)
Cash and due from banks at beginning of period		938	942
Cash and due from banks at end of period	746	746	799
Bank
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations		(1,198)	10,019
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		126	56
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		(2,330)	786
Purchase of investment securities		(44)	(60)
Proceeds from sale of investment securities		7	9
Maturities of investment securities		192	213
Investments in subsidiaries and other investments		(887)	(373)
Proceeds from sale of other investments		831	583
(Increase)/decrease in loans		(5,736)	(2,414)
Proceeds from sale of loans		3,785	415
Capital expenditures for premises and equipment and other intangible assets		(472)	(581)
Proceeds from sale of premises and equipment and other intangible assets		51	53
Other, net		53	51
Net cash provided by/(used in) investing activities of continuing operations		(4,424)	(1,262)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		4,229	8,611
Increase/(decrease) in short-term borrowings		2,717	3,049
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(478)	(13,622)
Issuances of long-term debt		22,698	35,703
Repayments of long-term debt		(35,646)	(20,718)
Issuances of common shares		0	0
Sale of treasury shares		0	0
Repurchase of treasury shares		0	0
Dividends paid/capital repayments		(12)	(145)
Other, net		3,520	549
Net cash provided by/(used in) financing activities of continuing operations		(2,972)	13,427
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(2,306)	(462)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		(10,900)	21,722
Cash and due from banks at beginning of period		121,066	92,254
Cash and due from banks at end of period	110,166	110,166	113,976
Bank | Credit Suisse (USA), Inc - Consolidated
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations		(7,549)	6,911
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		0	(3,345)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		(1,301)	11,075
Purchase of investment securities		0	0
Proceeds from sale of investment securities		0	0
Maturities of investment securities		76	138
Investments in subsidiaries and other investments		(160)	(152)
Proceeds from sale of other investments		243	1,456
(Increase)/decrease in loans		(216)	1,839
Proceeds from sale of loans		0	0
Capital expenditures for premises and equipment and other intangible assets		(117)	(158)
Proceeds from sale of premises and equipment and other intangible assets		1	49
Other, net		30	7
Net cash provided by/(used in) investing activities of continuing operations		(1,444)	10,909
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		52	80
Increase/(decrease) in short-term borrowings		615	2,495
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		734	(20,758)
Issuances of long-term debt		15,419	0
Repayments of long-term debt		(7,375)	(2,394)
Issuances of common shares		0	0
Sale of treasury shares		0	0
Repurchase of treasury shares		0	0
Dividends paid/capital repayments		(8)	0
Other, net		(287)	(319)
Net cash provided by/(used in) financing activities of continuing operations		9,150	(20,896)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(166)	(65)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		(9)	(3,141)
Cash and due from banks at beginning of period		2,491	5,799
Cash and due from banks at end of period	2,482	2,482	2,658
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations		6,351	3,108
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		126	3,401
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		(1,029)	(10,289)
Purchase of investment securities		(44)	(60)
Proceeds from sale of investment securities		7	9
Maturities of investment securities		116	75
Investments in subsidiaries and other investments		(727)	(221)
Proceeds from sale of other investments		588	(873)
(Increase)/decrease in loans		(5,520)	(4,253)
Proceeds from sale of loans		3,785	415
Capital expenditures for premises and equipment and other intangible assets		(355)	(423)
Proceeds from sale of premises and equipment and other intangible assets		50	4
Other, net		23	44
Net cash provided by/(used in) investing activities of continuing operations		(2,980)	(12,171)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		4,177	8,531
Increase/(decrease) in short-term borrowings		2,102	554
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(1,212)	7,136
Issuances of long-term debt		7,279	35,703
Repayments of long-term debt		(28,271)	(18,324)
Issuances of common shares		0	0
Sale of treasury shares		0	0
Repurchase of treasury shares		0	0
Dividends paid/capital repayments		(4)	(145)
Other, net		3,807	868
Net cash provided by/(used in) financing activities of continuing operations		(12,122)	34,323
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(2,140)	(397)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		(10,891)	24,863
Cash and due from banks at beginning of period		118,575	86,455
Cash and due from banks at end of period	SFr 107,684	107,684	111,318
Group Parent company - subsidiary that holds a banking license | Group parent company
Net increase/(decrease) in cash and due from banks
Dividend income from investments		10	145
Group Parent company - subsidiary that doesn't hold a banking license | Group parent company
Net increase/(decrease) in cash and due from banks
Dividend income from investments		SFr 8	SFr 41